Consolidated Statements of Financial Position (Parentheticals) $ in Thousands	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 ₪ / shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 ₪ / shares
Statement of financial position [abstract]
Trade receivable net of allowance for credit losses (in Dollars) | $	$ 36		$ 0
Ordinary shares, par value (in New Shekels per share) | ₪ / shares		₪ 0.1		₪ 0.1
Ordinary shares, authorized	1,450,000,000		1,450,000,000
Ordinary shares, issued	881,385,176		544,906,149
Ordinary shares, outstanding	881,385,176		544,906,149